Schedule of Effect of Retrospective Application (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Previously Reported JPY (¥)	Mar. 31, 2010 Previously Reported JPY (¥)	Mar. 31, 2009 Previously Reported JPY (¥)	Mar. 31, 2011 As Adjusted JPY (¥)	Mar. 31, 2010 As Adjusted JPY (¥)
Net sales	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000			¥ 1,942,013,000	¥ 2,016,337,000		¥ 1,941,336,000	¥ 2,015,811,000
Income before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000			45,400,000	57,524,000		44,169,000	57,082,000
Net income attributable to Ricoh Company, Ltd.	(543,414)	(44,560,000)	18,630,000	27,044,000			19,650,000	27,873,000		18,630,000	27,044,000
Total equity	10,719,732	879,018,000	978,130,000	1,019,089,000	11,928,415	1,021,311,000	982,764,000	1,019,891,000	1,024,350,000	978,130,000
Total assets	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000	¥ 2,377,983,000			¥ 2,262,396,000			¥ 2,255,564,000
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27			¥ 27.08	¥ 38.41		¥ 25.68	¥ 37.27
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25			¥ 26.53	¥ 37.36		¥ 25.15	¥ 36.25